Summary of Significant Accounting Policies (Policies) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025
Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting and in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risk and Uncertainties
Risk and Uncertainties
The Plan offers a number of investment options to participants that are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the statements of net assets available for benefits and participant accounts.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Fair value is the sales price of an asset in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.
Purchases and sales of investments are reflected on a trade-date basis. Net appreciation (depreciation) in the fair value of investments includes gains and losses on investments bought and sold, as well as held during the year. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
Benefits	Benefits Benefit payments to participants are recorded upon distribution.
Excess Contribution Payable
Excess Contributions Payable
The Plan is required to return contributions received during the Plan year in excess of the IRC limits. These amounts have been recorded as liabilities on the statements of net assets available for benefits.